Right of Use Assets and Lease Liabilities - Summary of Gains and Losses on Lessee's Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 100,838	¥ 121,698	¥ 84,191
Interest expense on lease liabilities	4,331	6,152	5,429
Short-term leases	117,834	103,544	97,025
Total	223,003	231,394	186,645
Land [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	5,094	9,699	5,217
Buildings [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	52,178	69,962	42,408
Other [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 43,566	¥ 42,038	¥ 36,566